UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2014

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 3.53%

General Dynamics Corp.	23,300	$3,256
Huntington Ingalls Industries, Inc.	24,700	2,614
Raytheon Co.	102,300	10,627
Total		16,497

Airlines 0.95%

Southwest Airlines Co.	129,200	4,455

Automobiles 2.40%

Ford Motor Co.	303,600	4,278
General Motors Co.	221,100	6,942
Total		11,220

Banks 10.48%

BB&T Corp.	139,000	5,265
Citigroup, Inc.	247,900	13,270
Fifth Third Bancorp	252,800	5,054
JPMorgan Chase & Co.	329,700	19,940
Wells Fargo & Co.	102,100	5,421
Total		48,950

Capital Markets 4.60%

Ameriprise Financial, Inc.	46,100	5,816
Invesco Ltd.	112,100	4,537
Morgan Stanley	318,700	11,139
Total		21,492

Chemicals 0.20%

Cabot Corp.	20,500	952

Communications Equipment 1.38%

Cisco Systems, Inc.	263,600	6,450

Consumer Finance 1.84%

Capital One Financial Corp.	103,800	8,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Containers & Packaging 1.65%

Rock-Tenn Co. Class A	151,100	$7,729

Diversified Financial Services 1.68%

Berkshire Hathaway, Inc. Class B*	18,700	2,621
Voya Financial, Inc.	132,800	5,212
Total		7,833

Diversified Telecommunication Services 2.69%

AT&T, Inc.	361,000	12,577

Electric: Utilities 2.38%

Duke Energy Corp.	42,100	3,458
Edison International	16,300	1,020
PPL Corp.	163,100	5,707
Westar Energy, Inc.	24,700	934
Total		11,119

Electronic Equipment, Instruments & Components 2.37%

Arrow Electronics, Inc.*	28,500	1,621
Avnet, Inc.	152,100	6,578
Ingram Micro, Inc. Class A*	106,600	2,861
Total		11,060

Energy Equipment & Services 1.73%

Atwood Oceanics, Inc.*	102,400	4,162
Baker Hughes, Inc.	41,100	2,177
Rowan Cos., plc Class A	71,700	1,740
Total		8,079

Food & Staples Retailing 3.36%

Sysco Corp.	168,400	6,490
Wal-Mart Stores, Inc.	120,500	9,191
Total		15,681

Food Products 1.36%

Bunge Ltd.	56,100	4,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Food Products (continued)

Ingredion, Inc.	17,800	$1,375
Total		6,348

Health Care Equipment & Supplies 3.63%

Baxter International, Inc.	32,300	2,265
Medtronic, Inc.	68,700	4,683
St. Jude Medical, Inc.	90,600	5,814
Teleflex, Inc.	36,900	4,211
Total		16,973

Health Care Providers & Services 2.23%

Aetna, Inc.	126,000	10,396

Hotels, Restaurants & Leisure 0.94%

Royal Caribbean Cruises Ltd.	64,500	4,384

Household Durables 0.23%

Whirlpool Corp.	6,300	1,084

Household Products 1.52%

Procter & Gamble Co. (The)	81,400	7,104

Independent Power and Renewable Electricity Producer 1.55%

AES Corp. (The)	515,500	7,253

Industrial Conglomerates 1.57%

3M Co.	8,400	1,292
General Electric Co.	234,000	6,039
Total		7,331

Information Technology Services 2.03%

Computer Sciences Corp.	45,500	2,748
Fidelity National Information Services, Inc.	98,700	5,763
Total System Services, Inc.	28,200	953
Total		9,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Insurance 6.69%

ACE Ltd. (Switzerland)(a)	79,400	$8,679
Allstate Corp. (The)	164,400	10,661
Everest Re Group Ltd.	44,600	7,611
Hartford Financial Services Group, Inc. (The)	36,400	1,441
Validus Holdings Ltd.	71,900	2,860
Total		31,252

Machinery 2.69%

Caterpillar, Inc.	53,300	5,405
Deere & Co.	50,300	4,303
Timken Co. (The)	66,900	2,876
Total		12,584

Media 1.52%

Comcast Corp. Class A	45,800	2,535
Walt Disney Co. (The)	50,000	4,569
Total		7,104

Metals & Mining 0.76%

Freeport-McMoRan, Inc.	125,400	3,574

Multi-Line Retail 0.67%

Kohl’s Corp.	57,900	3,139

Multi-Utilities 1.96%

PG&E Corp.	117,200	5,897
Sempra Energy	29,700	3,267
Total		9,164

Oil, Gas & Consumable Fuels 10.35%

Chevron Corp.	147,200	17,657
ConocoPhillips	75,400	5,440
Devon Energy Corp.	32,200	1,932
Exxon Mobil Corp.	149,600	14,468
Occidental Petroleum Corp.	10,500	934
Valero Energy Corp.	158,300	7,929
Total		48,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Paper & Forest Products 0.56%

International Paper Co.	51,600	$2,612

Pharmaceuticals 7.36%

Bristol-Myers Squibb Co.	135,300	7,873
Eli Lilly & Co.	37,900	2,514
Johnson & Johnson	55,100	5,939
Pfizer, Inc.	603,100	18,063
Total		34,389

Professional Services 0.57%

Nielsen NV	62,400	2,651

Real Estate Investment Trusts 4.65%

Alexandria Real Estate Equities, Inc.	12,900	1,071
American Homes 4 Rent Class A	55,300	969
AvalonBay Communities, Inc.	11,900	1,855
BioMed Realty Trust, Inc.	111,000	2,411
Camden Property Trust	21,700	1,664
DDR Corp.	72,600	1,317
Essex Property Trust, Inc.	4,700	948
Gaming and Leisure Properties, Inc.	29,700	928
General Growth Properties, Inc.	124,800	3,234
Health Care REIT, Inc.	17,500	1,244
Liberty Property Trust	34,400	1,196
NorthStar Realty Finance Corp.	50,400	936
Spirit Realty Capital, Inc.	83,600	995
Starwood Property Trust, Inc.	85,900	1,938
Vornado Realty Trust	9,300	1,018
Total		21,724

Semiconductors & Semiconductor Equipment 2.66%

Broadcom Corp. Class A	31,300	1,311
Intel Corp.	217,300	7,391
KLA-Tencor Corp.	14,900	1,179
Micron Technology, Inc.*	77,100	2,551
Total		12,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.06%

Hewlett-Packard Co.	29,400	$1,055
SanDisk Corp.	41,300	3,888
Total		4,943

Tobacco 0.41%

Altria Group, Inc.	39,900	1,929

Trading Companies & Distributors 1.31%

Air Lease Corp.	167,400	6,129

Total Common Stocks (cost $435,705,574)		465,008

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.58%

Repurchase Agreement

Repurchase Agreement dated 10/31/2014, Zero Coupon due 11/3/2014 with Fixed Income Clearing Corp. collateralized by $2,860,000 of U.S. Treasury Note at 1.00% due 9/30/2019; value: $2,777,775; proceeds: $2,722,614 (cost $2,722,614)	$2,723	2,723

Total Investments in Securities 100.10% (cost $438,428,188)		467,731

Liabilities in Excess of Other Assets(b) (0.10)%		(488)

Net Assets 100.00%		$467,243

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2014:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2014	18	Long	$1,810,260	$87,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2014

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$465,008	$—	$—	$465,008
Repurchase Agreement	—	2,723	—	2,723
Total	$465,008	$2,723	$—	$467,731
Other Financial Instruments
Futures Contracts
Assets	$87	$—	$—	$87
Liabilities	—	—	—	—
Total	$87	$—	$—	$87

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.85%

Aerospace & Defense 1.65%

Huntington Ingalls Industries, Inc.	37,000	$3,915
Triumph Group, Inc.	101,000	7,033
Total		10,948

Auto Components 1.52%

Lear Corp.	109,200	10,101

Banks 5.39%

CIT Group, Inc.	98,300	4,810
Fifth Third Bancorp	536,700	10,729
First Niagara Financial Group, Inc.	636,100	4,764
Fulton Financial Corp.	275,000	3,267
M&T Bank Corp.	68,000	8,308
SunTrust Banks, Inc.	98,200	3,844
Total		35,722

Capital Markets 3.40%

Ameriprise Financial, Inc.	68,700	8,668
Invesco Ltd.	342,800	13,873
Total		22,541

Chemicals 3.92%

Albemarle Corp.	83,800	4,892
Cabot Corp.	50,200	2,331
Celanese Corp. Series A	68,900	4,046
CF Industries Holdings, Inc.	37,250	9,685
Huntsman Corp.	205,600	5,017
Total		25,971

Commercial Services & Supplies 1.23%

R.R. Donnelley & Sons Co.	465,000	8,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Consumer Finance 0.59%

Santander Consumer USA Holdings, Inc.	210,300	$3,891

Containers & Packaging 1.82%

Rock-Tenn Co. Class A	235,300	12,036

Diversified Financial Services 0.23%

Voya Financial, Inc.	38,100	1,495

Electric: Utilities 6.52%

Edison International	97,400	6,095
Entergy Corp.	92,900	7,806
Great Plains Energy, Inc.	445,900	12,008
PPL Corp.	156,250	5,467
Westar Energy, Inc.	313,100	11,838
Total		43,214

Electrical Equipment 0.32%

Eaton Corp. plc	30,594	2,092

Electronic Equipment, Instruments & Components 4.30%

Arrow Electronics, Inc.*	37,900	2,155
Avnet, Inc.	286,300	12,383
Ingram Micro, Inc. Class A*	256,300	6,879
Jabil Circuit, Inc.	337,800	7,077
Total		28,494

Energy Equipment & Services 2.11%

Atwood Oceanics, Inc.*	47,100	1,915
Rowan Cos., plc Class A	413,600	10,038
Tidewater, Inc.	54,600	2,013
Total		13,966

Food Products 3.36%

Bunge Ltd.	159,900	14,175
Ingredion, Inc.	104,900	8,104
Total		22,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Gas Utilities 0.22%

Atmos Energy Corp.	27,300	$1,447

Health Care Equipment & Supplies 3.10%

St. Jude Medical, Inc.	217,000	13,925
Teleflex, Inc.	58,100	6,630
Total		20,555

Health Care Providers & Services 4.96%

Cardinal Health, Inc.	84,500	6,632
Cigna Corp.	157,400	15,672
Community Health Systems, Inc.*	53,300	2,930
Laboratory Corp. of America Holdings*	16,400	1,792
Omnicare, Inc.	87,700	5,840
Total		32,866

Hotels, Restaurants & Leisure 1.90%

Norwegian Cruise Line Holdings Ltd.*	87,200	3,401
Royal Caribbean Cruises Ltd.	135,300	9,196
Total		12,597

Household Durables 2.92%

Lennar Corp. Class A	49,600	2,137
Toll Brothers, Inc.*	40,700	1,300
Whirlpool Corp.	92,600	15,932
Total		19,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Independent Power and Renewable Electricity Producer 1.59%

AES Corp. (The)	748,900	$10,537

Information Technology Services 2.20%

Fidelity National Information Services, Inc.	120,300	7,024
Total System Services, Inc.	224,300	7,579
Total		14,603

Insurance 9.00%

AXIS Capital Holdings Ltd.	91,400	4,400
Endurance Specialty Holdings Ltd.	23,100	1,339
Everest Re Group Ltd.	84,000	14,334
Hartford Financial Services Group, Inc. (The)	282,208	11,170
Lincoln National Corp.	146,500	8,022
Reinsurance Group of America, Inc.	31,098	2,620
Validus Holdings Ltd.	65,100	2,590
XL Group plc (Ireland)(a)	447,900	15,175
Total		59,650

Machinery 4.37%

Crane Co.	53,700	3,348
Stanley Black & Decker, Inc.	104,900	9,823
Terex Corp.	174,900	5,032
Timken Co. (The)	249,800	10,739
Total		28,942

Media 0.61%

Liberty Media Corp. Class A*	43,350	2,082
Starz Class A*	64,400	1,990
Total		4,072

Metals & Mining 0.56%

Steel Dynamics, Inc.	161,400	3,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Multi-Line Retail 2.50%

Kohl’s Corp.	248,000	$13,446
Macy’s, Inc.	54,300	3,140
Total		16,586

Multi-Utilities 3.59%

Consolidated Edison, Inc.	79,900	5,062
Public Service Enterprise Group, Inc.	36,400	1,504
SCANA Corp.	238,246	13,077
Sempra Energy	37,700	4,147
Total		23,790

Oil, Gas & Consumable Fuels 2.55%

Cimarex Energy Co.	11,600	1,318
HollyFrontier Corp.	29,000	1,316
Murphy Oil Corp.	47,700	2,547
PBF Energy, Inc. Class A	258,600	6,742
Ultra Petroleum Corp.*	219,200	4,998
Total		16,921

Paper & Forest Products 0.54%

International Paper Co.	70,400	3,564

Pharmaceuticals 1.09%

Actavis plc*	11,576	2,810
Mallinckrodt plc*	28,500	2,627
Mylan, Inc.*	32,700	1,751
Total		7,188

Professional Services 1.61%

Nielsen NV	250,300	10,635

Real Estate Investment Trusts 13.65%

Alexandria Real Estate Equities, Inc.	32,900	2,731
American Capital Agency Corp.	81,900	1,862
Annaly Capital Management, Inc.	216,100	2,466
AvalonBay Communities, Inc.	14,200	2,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

BioMed Realty Trust, Inc.	272,000	$5,908
Boston Properties, Inc.	22,000	2,789
Brandywine Realty Trust	179,733	2,773
Camden Property Trust	104,900	8,043
DDR Corp.	198,800	3,606
Essex Property Trust, Inc.	15,050	3,037
Extra Space Storage, Inc.	31,816	1,850
General Growth Properties, Inc.	130,100	3,371
HCP, Inc.	36,800	1,618
Health Care REIT, Inc.	79,300	5,639
Healthcare Trust of America, Inc. Class A	183,800	2,360
Home Properties, Inc.	24,400	1,569
Host Hotels & Resorts, Inc.	202,400	4,718
Kimco Realty Corp.	158,000	3,942
Liberty Property Trust	102,100	3,550
Macerich Co. (The)	87,700	6,183
Prologis, Inc.	99,000	4,123
Retail Properties of America, Inc. Class A	85,100	1,335
SL Green Realty Corp.	15,300	1,770
Starwood Property Trust, Inc.	217,800	4,914
Vornado Realty Trust	61,500	6,733
Weyerhaeuser Co.	39,400	1,334
Total		90,437

Semiconductors & Semiconductor Equipment 2.79%

Broadcom Corp. Class A	125,500	5,256
KLA-Tencor Corp.	26,600	2,105
ON Semiconductor Corp.*	240,500	1,994
Skyworks Solutions, Inc.	156,600	9,120
Total		18,475

Software 1.39%

CA, Inc.	142,100	4,129
Rovi Corp.*	111,000	2,318
Symantec Corp.	112,000	2,780
Total		9,227

Technology Hardware, Storage & Peripheral 0.39%

SanDisk Corp.	27,300	2,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 1.12%

People’s United Financial, Inc.	507,400	$7,418

Trading Companies & Distributors 0.84%

Air Lease Corp.	151,300	5,536

Total Common Stocks (cost $621,838,835)		661,563

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.54%

Repurchase Agreement

Repurchase Agreement dated 10/31/2014, Zero Coupon due 11/3/2014 with Fixed Income Clearing Corp. collateralized by $3,645,000 of U.S. Treasury Note at 1.50% due 10/31/2019 value: $3,631,331; proceeds: $3,558,081 (cost $3,558,081)	$3,558	3,558

Total Investments in Securities 100.39% (cost $625,396,916)		665,121

Liabilities in Excess of Other Assets(b) (0.39)%		(2,574)

Net Assets 100.00%		$662,547

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

Open Futures Contracts at October 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2014	26	Long	$2,614,820	$51,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2014

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$661,563	$—	$—	$661,563
Repurchase Agreement	—	3,558	—	3,558
Total	$661,563	$3,558	$—	$665,121
Other Financial Instruments
Futures Contracts
Assets	$51	$—	$—	$51
Liabilities	—	—	—	—
Total	$51	$—	$—	$51

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$438,715,969	$626,680,923
Gross unrealized gain	35,851,024	52,310,486
Gross unrealized loss	(6,835,733)	(13,870,361)
Net unrealized security gain	$29,015,291	$38,440,125

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2014 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2014, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized appreciation of $87,372 and $51,325, respectively, which is included on the Schedule of Investments.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: December 18, 2014

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: December 18, 2014

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: December 18, 2014

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: December 18, 2014